Note 5 - Deferred Charges, Net (Detail) - Summary of Deferred Charges (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 697,951	$ 599,374
Additions, deferred offering expenses		243,392
Amortization of loan arrangement fees	(135,981)	(144,815)
Deferred offering expenses reclassified to paid-in capital	(243,392)
Balance	$ 318,578	$ 697,951